SCHEDULE OF EARNINGS PER SHARE (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Accounting Policies [Abstract]
Net income attributable to ordinary shareholders	$ 2,548,678	$ 2,311,399
Weighted-average number of ordinary shares outstanding – basic	8,350,381	5,800,000
Outstanding options	35,925
Outstanding warrants
Potentially dilutive shares from outstanding options and warrants	35,925
Weighted-average number of ordinary shares outstanding – diluted	8,386,306	5,800,000
Earnings per share – basic	$ 0.31	$ 0.40
Earnings per share – diluted	$ 0.30	$ 0.40